Segmented Information - Summary of Revenues by Location From Continuing Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Revenues (note 21)	$ 3,317	$ 4,904	$ 24,633
United States
Disclosure Of Geographical Areas [Line Items]
Revenues (note 21)	2,073	3,023	22,854
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues (note 21)	672	$ 1,881	1,519
United Kingdom
Disclosure Of Geographical Areas [Line Items]
Revenues (note 21)	$ 572
Norway
Disclosure Of Geographical Areas [Line Items]
Revenues (note 21)			$ 260